Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Cost of goods sold	$ 13	$ 3	$ 39
Employee benefit expenses	28,237	27,956	27,300
Promotional fees	11,531	9,565	7,517
Platform fees	11,671	8,708	5,518
Professional service fees	4,748	6,888	8,537
Insurance expenses	1,417	2,102	459
Expected credit losses	1,373	0	0
Warranty cost	581	677	897
Depreciation of right-of-use assets	529	441	456
Depreciation of property, plant and equipment	218	197	247
Amortization of intangible assets	51	75	63
Listing expense	0	0	65,264
Others	2,976	2,553	2,077
Total operating costs and operating expenses	$ 63,345	$ 59,165	$ 118,374